UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2007

1.803291.103

FAA-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 42.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (g)	3,387,771	$ 431,128
Fidelity Consumer Staples Central Fund (g)	2,673,325	311,870
Fidelity Energy Central Fund (g)	3,045,137	395,228
Fidelity Financials Central Fund (g)	6,903,705	792,614
Fidelity Health Care Central Fund (g)	3,865,298	446,674
Fidelity Industrials Central Fund (g)	3,501,469	450,289
Fidelity Information Technology Central Fund (g)	4,415,888	614,382
Fidelity Materials Central Fund (g)	1,010,037	138,749
Fidelity Telecom Services Central Fund (g)	939,550	138,518
Fidelity Utilities Central Fund (g)	1,165,553	143,060
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,042,705)		3,862,512
Fixed-Income Central Funds - 42.8%

High Yield Fixed-Income Funds - 4.8%
Fidelity Floating Rate Central Fund (g)	2,784,522	279,705
Fidelity High Income Central Fund 1 (g)	1,560,526	156,427
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,132
Investment Grade Fixed-Income Funds - 38.0%
Fidelity Tactical Income Central Fund (g)	35,610,638	3,442,834
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,906,120)		3,878,966
Common Stocks - 3.8%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	241,100	5,157
Inversiones y Representaciones SA sponsored GDR (a)	88,700	1,641
Pampa Holding SA (a)	3,938,960	3,529
TOTAL ARGENTINA		10,327
Canada - 0.9%
Abitibi-Consolidated, Inc.	2,494,100	7,282
Aquiline Resources, Inc. (a)	806,700	8,330
Canadian Natural Resources Ltd.	169,400	11,256
Canfor Corp. New (a)	209,000	2,643
Catalyst Paper Corp. (a)	3,588,000	11,418
European Goldfields Ltd. (a)	1,137,500	6,023
Guyana Goldfields, Inc.	181,800	1,737
IAMGOLD Corp.	992,700	7,642
Meridian Gold, Inc. (a)	95,500	2,634
NuVista Energy Ltd. (a)	233,700	3,181
ProEx Energy Ltd. (a)	307,400	4,329
Saskatchewan Wheat Pool, Inc. (a)	30,500	315
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)(e)	908,800	$ 9,376
Suncor Energy, Inc.	77,900	7,017
TOTAL CANADA		83,183
Cayman Islands - 0.1%
GlobalSantaFe Corp.	118,600	8,569
Czech Republic - 0.1%
Philip Morris CR AS	14,000	7,279
France - 0.1%
Sanofi-Aventis sponsored ADR	186,700	7,518
Germany - 0.2%
E.ON AG	63,100	10,533
Lanxess AG	91,400	5,119
TOTAL GERMANY		15,652
Hong Kong - 0.2%
Hutchison Whampoa Ltd.	1,758,000	17,458
Japan - 0.9%
Aioi Insurance Co. Ltd.	845,000	5,496
Canon, Inc.	63,700	3,735
Kose Corp.	362,200	10,264
Kubota Corp.	1,064,000	8,639
Millea Holdings, Inc.	182,096	7,481
Mitsui Sumitomo Insurance Co. Ltd.	421,000	5,408
Nissin Healthcare Food Service Co.	140,200	1,821
SFCG Co. Ltd.	35,760	5,990
Shinsei Bank Ltd.	2,073,000	8,382
Takeda Pharamaceutical Co. Ltd.	224,700	14,523
Takefuji Corp.	241,830	8,129
Tokyo Steel Manufacturing Co. Ltd.	115,900	1,820
TOTAL JAPAN		81,688
Korea (South) - 0.0%
Samwhan Corp.	61,700	2,171
Luxembourg - 0.1%
SES SA FDR unit	319,718	6,923
Netherlands - 0.2%
CNH Global NV	30,000	1,533
Koninklijke Philips Electronics NV	174,900	7,402
Nutreco Holding NV	120,300	8,816
TOTAL NETHERLANDS		17,751
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.0%
DMCI Holdings, Inc.	12,097,000	$ 2,460
Semirara Mining Corp.	5,062,200	3,176
TOTAL PHILIPPINES		5,636
South Africa - 0.2%
Gold Fields Ltd.	54,300	853
Gold Fields Ltd. sponsored ADR	955,300	14,998
TOTAL SOUTH AFRICA		15,851
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	155,655	6,963
Taiwan - 0.0%
Taiwan Cellular Co. Ltd.	5,016,000	6,167
United Kingdom - 0.1%
Benfield Group PLC	1,291,900	8,386
United States of America - 0.5%
Bowater, Inc. (d)	356,100	8,885
Deere & Co.	56,900	6,870
Monsanto Co.	53,000	3,580
Synthes, Inc.	94,711	11,389
Virgin Media, Inc.	505,150	12,311
TOTAL UNITED STATES OF AMERICA		43,035
TOTAL COMMON STOCKS (Cost $308,729)		344,557
Money Market Central Funds - 10.5%

Fidelity Cash Central Fund, 5.32% (b)	521,154,948	521,155
Fidelity Money Market Central Fund, 5.43% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	1,287,500	1,288
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $947,456)		947,456
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 7/12/07 to 9/6/07 (f) (Cost $14,970)	$ 15,100	14,974
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $4,433)	115,700	$ 4,652
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,224,413)		9,053,117
NET OTHER ASSETS - 0.1%		10,985
NET ASSETS - 100%		$ 9,064,102
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
734 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 44,852	$ 862
268 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	35,724	551
635 S&P 500 Index Contracts	Sept. 2007	240,570	(1,553)
225 TOPIX 150 Index Contracts (Japan)	Sept. 2007	32,427	(72)
TOTAL EQUITY INDEX CONTRACTS		$ 353,573	$ (212)
The face value of futures purchased as a percentage of net assets - 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,376,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,974,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,427
Fidelity Consumer Discretionary Central Fund	5,688
Fidelity Consumer Staples Central Fund	5,326
Fidelity Energy Central Fund	3,334
Fidelity Financials Central Fund	14,424
Fidelity Floating Rate Central Fund	15,742
Fidelity Health Care Central Fund	5,009
Fidelity High Income Central Fund 1	17,271
Fidelity Industrials Central Fund	5,529
Fidelity Information Technology Central Fund	1,527
Fidelity Materials Central Fund	2,283
Fidelity Money Market Central Fund	17,131
Fidelity Securities Lending Cash Central Fund	120
Fidelity Tactical Income Central Fund	132,678
Fidelity Telecom Services Central Fund	2,316
Fidelity Utilities Central Fund	2,873
Total	$ 244,678

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 477,754	$ -	$ 98,638	$ 431,128	57.8%
Fidelity Consumer Staples Central Fund	345,846	-	70,886	311,870	57.8%
Fidelity Energy Central Fund	374,154	-	91,997	395,228	57.8%
Fidelity Financials Central Fund	929,877	-	198,133	792,614	57.8%
Fidelity Floating Rate Central Fund	279,343	-	-	279,705	11.7%
Fidelity Health Care Central Fund	522,446	-	118,359	446,674	57.8%
Fidelity High Income Central Fund 1	327,866	-	180,272	156,427	51.7%
Fidelity Industrials Central Fund	456,421	-	91,174	450,289	57.8%
Fidelity Information Technology Central Fund	639,785	-	137,938	614,382	57.8%
Fidelity Materials Central Fund	128,311	-	27,819	138,749	57.8%
Fidelity Tactical Income Central Fund	3,312,935	210,049	14,992	3,442,834	63.7%
Fidelity Telecom Services Central Fund	132,358	-	27,728	138,518	57.8%
Fidelity Utilities Central Fund	152,097	-	38,200	143,060	57.8%
Total	$ 8,079,193	$ 210,049	$ 1,096,136	$ 7,741,478
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $8,225,351,000. Net unrealized appreciation aggregated $827,766,000, of which $877,512,000 related to appreciated investment securities and $49,746,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.100

AAM50-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 42.6%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (g)	3,387,771	$ 431,128
Fidelity Consumer Staples Central Fund (g)	2,673,325	311,870
Fidelity Energy Central Fund (g)	3,045,137	395,228
Fidelity Financials Central Fund (g)	6,903,705	792,614
Fidelity Health Care Central Fund (g)	3,865,298	446,674
Fidelity Industrials Central Fund (g)	3,501,469	450,289
Fidelity Information Technology Central Fund (g)	4,415,888	614,382
Fidelity Materials Central Fund (g)	1,010,037	138,749
Fidelity Telecom Services Central Fund (g)	939,550	138,518
Fidelity Utilities Central Fund (g)	1,165,553	143,060
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $3,042,705)		3,862,512
Fixed-Income Central Funds - 42.8%

High Yield Fixed-Income Funds - 4.8%
Fidelity Floating Rate Central Fund (g)	2,784,522	279,705
Fidelity High Income Central Fund 1 (g)	1,560,526	156,427
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,132
Investment Grade Fixed-Income Funds - 38.0%
Fidelity Tactical Income Central Fund (g)	35,610,638	3,442,834
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,906,120)		3,878,966
Common Stocks - 3.8%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	241,100	5,157
Inversiones y Representaciones SA sponsored GDR (a)	88,700	1,641
Pampa Holding SA (a)	3,938,960	3,529
TOTAL ARGENTINA		10,327
Canada - 0.9%
Abitibi-Consolidated, Inc.	2,494,100	7,282
Aquiline Resources, Inc. (a)	806,700	8,330
Canadian Natural Resources Ltd.	169,400	11,256
Canfor Corp. New (a)	209,000	2,643
Catalyst Paper Corp. (a)	3,588,000	11,418
European Goldfields Ltd. (a)	1,137,500	6,023
Guyana Goldfields, Inc.	181,800	1,737
IAMGOLD Corp.	992,700	7,642
Meridian Gold, Inc. (a)	95,500	2,634
NuVista Energy Ltd. (a)	233,700	3,181
ProEx Energy Ltd. (a)	307,400	4,329
Saskatchewan Wheat Pool, Inc. (a)	30,500	315
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)(e)	908,800	$ 9,376
Suncor Energy, Inc.	77,900	7,017
TOTAL CANADA		83,183
Cayman Islands - 0.1%
GlobalSantaFe Corp.	118,600	8,569
Czech Republic - 0.1%
Philip Morris CR AS	14,000	7,279
France - 0.1%
Sanofi-Aventis sponsored ADR	186,700	7,518
Germany - 0.2%
E.ON AG	63,100	10,533
Lanxess AG	91,400	5,119
TOTAL GERMANY		15,652
Hong Kong - 0.2%
Hutchison Whampoa Ltd.	1,758,000	17,458
Japan - 0.9%
Aioi Insurance Co. Ltd.	845,000	5,496
Canon, Inc.	63,700	3,735
Kose Corp.	362,200	10,264
Kubota Corp.	1,064,000	8,639
Millea Holdings, Inc.	182,096	7,481
Mitsui Sumitomo Insurance Co. Ltd.	421,000	5,408
Nissin Healthcare Food Service Co.	140,200	1,821
SFCG Co. Ltd.	35,760	5,990
Shinsei Bank Ltd.	2,073,000	8,382
Takeda Pharamaceutical Co. Ltd.	224,700	14,523
Takefuji Corp.	241,830	8,129
Tokyo Steel Manufacturing Co. Ltd.	115,900	1,820
TOTAL JAPAN		81,688
Korea (South) - 0.0%
Samwhan Corp.	61,700	2,171
Luxembourg - 0.1%
SES SA FDR unit	319,718	6,923
Netherlands - 0.2%
CNH Global NV	30,000	1,533
Koninklijke Philips Electronics NV	174,900	7,402
Nutreco Holding NV	120,300	8,816
TOTAL NETHERLANDS		17,751
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.0%
DMCI Holdings, Inc.	12,097,000	$ 2,460
Semirara Mining Corp.	5,062,200	3,176
TOTAL PHILIPPINES		5,636
South Africa - 0.2%
Gold Fields Ltd.	54,300	853
Gold Fields Ltd. sponsored ADR	955,300	14,998
TOTAL SOUTH AFRICA		15,851
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	155,655	6,963
Taiwan - 0.0%
Taiwan Cellular Co. Ltd.	5,016,000	6,167
United Kingdom - 0.1%
Benfield Group PLC	1,291,900	8,386
United States of America - 0.5%
Bowater, Inc. (d)	356,100	8,885
Deere & Co.	56,900	6,870
Monsanto Co.	53,000	3,580
Synthes, Inc.	94,711	11,389
Virgin Media, Inc.	505,150	12,311
TOTAL UNITED STATES OF AMERICA		43,035
TOTAL COMMON STOCKS (Cost $308,729)		344,557
Money Market Central Funds - 10.5%

Fidelity Cash Central Fund, 5.32% (b)	521,154,948	521,155
Fidelity Money Market Central Fund, 5.43% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	1,287,500	1,288
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $947,456)		947,456
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.39% to 4.93% 7/12/07 to 9/6/07 (f) (Cost $14,970)	$ 15,100	14,974
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $4,433)	115,700	$ 4,652
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,224,413)		9,053,117
NET OTHER ASSETS - 0.1%		10,985
NET ASSETS - 100%		$ 9,064,102
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
734 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 44,852	$ 862
268 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	35,724	551
635 S&P 500 Index Contracts	Sept. 2007	240,570	(1,553)
225 TOPIX 150 Index Contracts (Japan)	Sept. 2007	32,427	(72)
TOTAL EQUITY INDEX CONTRACTS		$ 353,573	$ (212)
The face value of futures purchased as a percentage of net assets - 3.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,376,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,974,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13,427
Fidelity Consumer Discretionary Central Fund	5,688
Fidelity Consumer Staples Central Fund	5,326
Fidelity Energy Central Fund	3,334
Fidelity Financials Central Fund	14,424
Fidelity Floating Rate Central Fund	15,742
Fidelity Health Care Central Fund	5,009
Fidelity High Income Central Fund 1	17,271
Fidelity Industrials Central Fund	5,529
Fidelity Information Technology Central Fund	1,527
Fidelity Materials Central Fund	2,283
Fidelity Money Market Central Fund	17,131
Fidelity Securities Lending Cash Central Fund	120
Fidelity Tactical Income Central Fund	132,678
Fidelity Telecom Services Central Fund	2,316
Fidelity Utilities Central Fund	2,873
Total	$ 244,678

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 477,754	$ -	$ 98,638	$ 431,128	57.8%
Fidelity Consumer Staples Central Fund	345,846	-	70,886	311,870	57.8%
Fidelity Energy Central Fund	374,154	-	91,997	395,228	57.8%
Fidelity Financials Central Fund	929,877	-	198,133	792,614	57.8%
Fidelity Floating Rate Central Fund	279,343	-	-	279,705	11.7%
Fidelity Health Care Central Fund	522,446	-	118,359	446,674	57.8%
Fidelity High Income Central Fund 1	327,866	-	180,272	156,427	51.7%
Fidelity Industrials Central Fund	456,421	-	91,174	450,289	57.8%
Fidelity Information Technology Central Fund	639,785	-	137,938	614,382	57.8%
Fidelity Materials Central Fund	128,311	-	27,819	138,749	57.8%
Fidelity Tactical Income Central Fund	3,312,935	210,049	14,992	3,442,834	63.7%
Fidelity Telecom Services Central Fund	132,358	-	27,728	138,518	57.8%
Fidelity Utilities Central Fund	152,097	-	38,200	143,060	57.8%
Total	$ 8,079,193	$ 210,049	$ 1,096,136	$ 7,741,478
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $8,225,351,000. Net unrealized appreciation aggregated $827,766,000, of which $877,512,000 related to appreciated investment securities and $49,746,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2007

1.803292.103

AGG-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 64.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (g)	316,109	$ 40,228,059
Fidelity Consumer Staples Central Fund (g)	249,556	29,113,171
Fidelity Energy Central Fund (g)	284,071	36,869,534
Fidelity Financials Central Fund (g)	643,617	73,893,622
Fidelity Health Care Central Fund (g)	360,507	41,660,131
Fidelity Industrials Central Fund (g)	326,757	42,020,960
Fidelity Information Technology Central Fund (g)	411,852	57,301,011
Fidelity Materials Central Fund (g)	94,209	12,941,464
Fidelity Telecom Services Central Fund (g)	87,687	12,927,693
Fidelity Utilities Central Fund (g)	108,920	13,368,884
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $298,943,954)		360,324,529
Fixed-Income Central Funds - 13.2%

High Yield Fixed-Income Funds - 1.6%
Fidelity High Income Central Fund 1 (g)	90,832	9,104,970
Investment Grade Fixed-Income Funds - 11.6%
Fidelity Tactical Income Central Fund (g)	665,792	64,368,771
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,181,713)		73,473,741
Common Stocks - 11.3%

Argentina - 0.3%
Cresud S.A.C.I.F. y A. sponsored ADR	41,800	894,102
Inversiones y Representaciones SA sponsored GDR (a)	16,900	312,650
Pampa Holding SA (a)	618,991	554,529
Pampa Holding SA unit (a)(e)	4,100	91,826
TOTAL ARGENTINA		1,853,107
Canada - 2.7%
Abitibi-Consolidated, Inc.	473,600	1,382,676
Aquiline Resources, Inc. (a)	111,400	1,150,340
Aquiline Resources, Inc. (a)(e)	42,500	438,864
Canadian Natural Resources Ltd.	29,400	1,953,468
Canfor Corp. New (a)	33,500	423,605
Catalyst Paper Corp. (a)	678,400	2,158,907
European Goldfields Ltd. (a)	147,300	779,885
Guyana Goldfields, Inc.	32,500	310,584
IAMGOLD Corp.	187,800	1,445,632
Meridian Gold, Inc. (a)	16,300	449,554
NuVista Energy Ltd. (a)	40,800	555,363
Common Stocks - continued
	Shares	Value
Canada - continued
ProEx Energy Ltd. (a)	53,700	$ 756,161
Saskatchewan Wheat Pool, Inc. (a)	1,700	17,539
Saskatchewan Wheat Pool, Inc. (a)(e)	178,100	1,837,427
Suncor Energy, Inc.	13,500	1,216,109
TOTAL CANADA		14,876,114
Cayman Islands - 0.3%
GlobalSantaFe Corp.	20,600	1,488,350
Czech Republic - 0.2%
Philip Morris CR AS	2,700	1,403,736
France - 0.3%
Sanofi-Aventis sponsored ADR	35,900	1,445,693
Germany - 0.5%
E.ON AG	11,300	1,886,196
Lanxess AG	17,300	968,864
TOTAL GERMANY		2,855,060
Hong Kong - 0.6%
Hutchison Whampoa Ltd.	336,000	3,336,710
Japan - 2.7%
Aioi Insurance Co. Ltd.	161,000	1,047,101
Canon, Inc.	11,200	656,768
Kose Corp. (d)	67,900	1,924,091
Kubota Corp.	202,000	1,640,143
Millea Holdings, Inc.	33,474	1,375,271
Mitsui Sumitomo Insurance Co. Ltd.	77,000	989,071
Nissin Healthcare Food Service Co.	16,000	207,860
SFCG Co. Ltd.	6,830	1,144,064
Shinsei Bank Ltd.	396,000	1,601,234
Takeda Pharamaceutical Co. Ltd.	42,900	2,772,686
Takefuji Corp.	46,360	1,558,383
Tokyo Steel Manufacturing Co. Ltd.	21,800	342,329
TOTAL JAPAN		15,259,001
Korea (South) - 0.1%
Samwhan Corp.	11,610	408,427
Luxembourg - 0.2%
SES SA FDR unit	53,813	1,165,288
Netherlands - 0.6%
CNH Global NV	5,700	291,213
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	33,200	$ 1,405,024
Nutreco Holding NV	20,900	1,531,690
TOTAL NETHERLANDS		3,227,927
Philippines - 0.2%
DMCI Holdings, Inc.	1,972,000	401,056
Semirara Mining Corp.	788,400	494,669
TOTAL PHILIPPINES		895,725
South Africa - 0.5%
Gold Fields Ltd. sponsored ADR	176,100	2,764,770
Switzerland - 0.2%
Actelion Ltd. (Reg.) (a)	28,570	1,278,119
Taiwan - 0.2%
Taiwan Cellular Co. Ltd.	955,000	1,174,061
United Kingdom - 0.3%
Benfield Group PLC	234,700	1,523,481
United States of America - 1.4%
Bowater, Inc. (d)	67,600	1,686,620
Deere & Co.	10,800	1,303,992
Monsanto Co.	10,200	688,908
Synthes, Inc.	16,295	1,959,508
Virgin Media, Inc.	95,400	2,324,898
TOTAL UNITED STATES OF AMERICA		7,963,926
TOTAL COMMON STOCKS (Cost $58,248,480)		62,919,495
Money Market Central Funds - 10.2%

Fidelity Cash Central Fund, 5.32% (b)	54,280,083	54,280,083
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,416,205	2,416,205
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $56,696,288)		56,696,288
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.64% to 4.81% 8/2/07 to 9/6/07 (f) (Cost $2,059,125)	$ 2,075,000	2,059,812
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Istituto Finanziario Industriale SpA (IFI) (a)	21,900	$ 880,588
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $848,345)		880,588
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $489,977,905)		556,354,453
NET OTHER ASSETS - (0.2)%		(1,371,565)
NET ASSETS - 100%		$ 554,982,888
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
137 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 8,371,523	$ 160,812
50 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	6,664,884	102,716
67 S&P 500 Index Contracts	Sept. 2007	25,382,950	(163,723)
42 TOPIX 150 Index Contracts (Japan)	Sept. 2007	6,053,101	(13,452)
TOTAL EQUITY INDEX CONTRACTS		$ 46,472,458	$ 86,353
The face value of futures purchased as a percentage of net assets - 8.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,368,117 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,044,941.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned
Fidelity Cash Central Fund	$ 2,042,925
Fidelity Consumer Discretionary Central Fund	452,081
Fidelity Consumer Staples Central Fund	432,308
Fidelity Energy Central Fund	270,255
Fidelity Financials Central Fund	1,174,786
Fidelity Health Care Central Fund	401,326
Fidelity High Income Central Fund 1	594,298
Fidelity Industrials Central Fund	446,829
Fidelity Information Technology Central Fund	123,095
Fidelity Materials Central Fund	181,253
Fidelity Securities Lending Cash Central Fund	33,858
Fidelity Tactical Income Central Fund	2,138,981
Fidelity Telecom Services Central Fund	184,504
Fidelity Utilities Central Fund	234,359
Total	$ 8,710,858
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 34,132,808	$ 2,252,962	$ -	$ 40,228,059	5.4%
Fidelity Consumer Staples Central Fund	24,708,836	1,598,257	67,859	29,113,171	5.4%
Fidelity Energy Central Fund	26,731,211	1,986,074	1,193,138	36,869,534	5.4%
Fidelity Financials Central Fund	66,434,548	3,261,879	45,765	73,893,622	5.4%
Fidelity Health Care Central Fund	37,325,790	1,587,633	620,137	41,660,131	5.4%
Fidelity High Income Central Fund 1	5,533,509	17,888,266	14,460,971	9,104,970	3.0%
Fidelity Industrials Central Fund	32,608,742	2,487,169	-	42,020,960	5.4%
Fidelity Information Technology Central Fund	45,709,007	3,176,257	712,772	57,301,011	5.4%
Fidelity Materials Central Fund	9,167,019	839,585	89,491	12,941,464	5.4%
Fidelity Tactical Income Central Fund	54,338,215	10,997,735	-	64,368,771	1.2%
Fidelity Telecom Services Central Fund	9,456,209	843,718	98,352	12,927,693	5.4%
Fidelity Utilities Central Fund	10,866,470	607,235	314,078	13,368,884	5.4%
Total	$ 357,012,364	$ 47,526,770	$ 17,602,563	$ 433,798,270
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $490,067,139. Net unrealized appreciation aggregated $66,287,314, of which $68,238,710 related to appreciated investment securities and $1,951,396 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.851908.100

AAM85-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 64.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (g)	316,109	$ 40,228,059
Fidelity Consumer Staples Central Fund (g)	249,556	29,113,171
Fidelity Energy Central Fund (g)	284,071	36,869,534
Fidelity Financials Central Fund (g)	643,617	73,893,622
Fidelity Health Care Central Fund (g)	360,507	41,660,131
Fidelity Industrials Central Fund (g)	326,757	42,020,960
Fidelity Information Technology Central Fund (g)	411,852	57,301,011
Fidelity Materials Central Fund (g)	94,209	12,941,464
Fidelity Telecom Services Central Fund (g)	87,687	12,927,693
Fidelity Utilities Central Fund (g)	108,920	13,368,884
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $298,943,954)		360,324,529
Fixed-Income Central Funds - 13.2%

High Yield Fixed-Income Funds - 1.6%
Fidelity High Income Central Fund 1 (g)	90,832	9,104,970
Investment Grade Fixed-Income Funds - 11.6%
Fidelity Tactical Income Central Fund (g)	665,792	64,368,771
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,181,713)		73,473,741
Common Stocks - 11.3%

Argentina - 0.3%
Cresud S.A.C.I.F. y A. sponsored ADR	41,800	894,102
Inversiones y Representaciones SA sponsored GDR (a)	16,900	312,650
Pampa Holding SA (a)	618,991	554,529
Pampa Holding SA unit (a)(e)	4,100	91,826
TOTAL ARGENTINA		1,853,107
Canada - 2.7%
Abitibi-Consolidated, Inc.	473,600	1,382,676
Aquiline Resources, Inc. (a)	111,400	1,150,340
Aquiline Resources, Inc. (a)(e)	42,500	438,864
Canadian Natural Resources Ltd.	29,400	1,953,468
Canfor Corp. New (a)	33,500	423,605
Catalyst Paper Corp. (a)	678,400	2,158,907
European Goldfields Ltd. (a)	147,300	779,885
Guyana Goldfields, Inc.	32,500	310,584
IAMGOLD Corp.	187,800	1,445,632
Meridian Gold, Inc. (a)	16,300	449,554
NuVista Energy Ltd. (a)	40,800	555,363
Common Stocks - continued
	Shares	Value
Canada - continued
ProEx Energy Ltd. (a)	53,700	$ 756,161
Saskatchewan Wheat Pool, Inc. (a)	1,700	17,539
Saskatchewan Wheat Pool, Inc. (a)(e)	178,100	1,837,427
Suncor Energy, Inc.	13,500	1,216,109
TOTAL CANADA		14,876,114
Cayman Islands - 0.3%
GlobalSantaFe Corp.	20,600	1,488,350
Czech Republic - 0.2%
Philip Morris CR AS	2,700	1,403,736
France - 0.3%
Sanofi-Aventis sponsored ADR	35,900	1,445,693
Germany - 0.5%
E.ON AG	11,300	1,886,196
Lanxess AG	17,300	968,864
TOTAL GERMANY		2,855,060
Hong Kong - 0.6%
Hutchison Whampoa Ltd.	336,000	3,336,710
Japan - 2.7%
Aioi Insurance Co. Ltd.	161,000	1,047,101
Canon, Inc.	11,200	656,768
Kose Corp. (d)	67,900	1,924,091
Kubota Corp.	202,000	1,640,143
Millea Holdings, Inc.	33,474	1,375,271
Mitsui Sumitomo Insurance Co. Ltd.	77,000	989,071
Nissin Healthcare Food Service Co.	16,000	207,860
SFCG Co. Ltd.	6,830	1,144,064
Shinsei Bank Ltd.	396,000	1,601,234
Takeda Pharamaceutical Co. Ltd.	42,900	2,772,686
Takefuji Corp.	46,360	1,558,383
Tokyo Steel Manufacturing Co. Ltd.	21,800	342,329
TOTAL JAPAN		15,259,001
Korea (South) - 0.1%
Samwhan Corp.	11,610	408,427
Luxembourg - 0.2%
SES SA FDR unit	53,813	1,165,288
Netherlands - 0.6%
CNH Global NV	5,700	291,213
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	33,200	$ 1,405,024
Nutreco Holding NV	20,900	1,531,690
TOTAL NETHERLANDS		3,227,927
Philippines - 0.2%
DMCI Holdings, Inc.	1,972,000	401,056
Semirara Mining Corp.	788,400	494,669
TOTAL PHILIPPINES		895,725
South Africa - 0.5%
Gold Fields Ltd. sponsored ADR	176,100	2,764,770
Switzerland - 0.2%
Actelion Ltd. (Reg.) (a)	28,570	1,278,119
Taiwan - 0.2%
Taiwan Cellular Co. Ltd.	955,000	1,174,061
United Kingdom - 0.3%
Benfield Group PLC	234,700	1,523,481
United States of America - 1.4%
Bowater, Inc. (d)	67,600	1,686,620
Deere & Co.	10,800	1,303,992
Monsanto Co.	10,200	688,908
Synthes, Inc.	16,295	1,959,508
Virgin Media, Inc.	95,400	2,324,898
TOTAL UNITED STATES OF AMERICA		7,963,926
TOTAL COMMON STOCKS (Cost $58,248,480)		62,919,495
Money Market Central Funds - 10.2%

Fidelity Cash Central Fund, 5.32% (b)	54,280,083	54,280,083
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,416,205	2,416,205
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $56,696,288)		56,696,288
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.64% to 4.81% 8/2/07 to 9/6/07 (f) (Cost $2,059,125)	$ 2,075,000	2,059,812
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Istituto Finanziario Industriale SpA (IFI) (a)	21,900	$ 880,588
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $848,345)		880,588
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $489,977,905)		556,354,453
NET OTHER ASSETS - (0.2)%		(1,371,565)
NET ASSETS - 100%		$ 554,982,888
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
137 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 8,371,523	$ 160,812
50 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	6,664,884	102,716
67 S&P 500 Index Contracts	Sept. 2007	25,382,950	(163,723)
42 TOPIX 150 Index Contracts (Japan)	Sept. 2007	6,053,101	(13,452)
TOTAL EQUITY INDEX CONTRACTS		$ 46,472,458	$ 86,353
The face value of futures purchased as a percentage of net assets - 8.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,368,117 or 0.4% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,044,941.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned
Fidelity Cash Central Fund	$ 2,042,925
Fidelity Consumer Discretionary Central Fund	452,081
Fidelity Consumer Staples Central Fund	432,308
Fidelity Energy Central Fund	270,255
Fidelity Financials Central Fund	1,174,786
Fidelity Health Care Central Fund	401,326
Fidelity High Income Central Fund 1	594,298
Fidelity Industrials Central Fund	446,829
Fidelity Information Technology Central Fund	123,095
Fidelity Materials Central Fund	181,253
Fidelity Securities Lending Cash Central Fund	33,858
Fidelity Tactical Income Central Fund	2,138,981
Fidelity Telecom Services Central Fund	184,504
Fidelity Utilities Central Fund	234,359
Total	$ 8,710,858
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 34,132,808	$ 2,252,962	$ -	$ 40,228,059	5.4%
Fidelity Consumer Staples Central Fund	24,708,836	1,598,257	67,859	29,113,171	5.4%
Fidelity Energy Central Fund	26,731,211	1,986,074	1,193,138	36,869,534	5.4%
Fidelity Financials Central Fund	66,434,548	3,261,879	45,765	73,893,622	5.4%
Fidelity Health Care Central Fund	37,325,790	1,587,633	620,137	41,660,131	5.4%
Fidelity High Income Central Fund 1	5,533,509	17,888,266	14,460,971	9,104,970	3.0%
Fidelity Industrials Central Fund	32,608,742	2,487,169	-	42,020,960	5.4%
Fidelity Information Technology Central Fund	45,709,007	3,176,257	712,772	57,301,011	5.4%
Fidelity Materials Central Fund	9,167,019	839,585	89,491	12,941,464	5.4%
Fidelity Tactical Income Central Fund	54,338,215	10,997,735	-	64,368,771	1.2%
Fidelity Telecom Services Central Fund	9,456,209	843,718	98,352	12,927,693	5.4%
Fidelity Utilities Central Fund	10,866,470	607,235	314,078	13,368,884	5.4%
Total	$ 357,012,364	$ 47,526,770	$ 17,602,563	$ 433,798,270
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $490,067,139. Net unrealized appreciation aggregated $66,287,314, of which $68,238,710 related to appreciated investment securities and $1,951,396 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2007

1.818368.102

AMG-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 56.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (g)	1,615,010	$ 205,526
Fidelity Consumer Staples Central Fund (g)	1,274,458	148,678
Fidelity Energy Central Fund (g)	1,451,059	188,333
Fidelity Financials Central Fund (g)	3,294,772	378,273
Fidelity Health Care Central Fund (g)	1,841,301	212,781
Fidelity Industrials Central Fund (g)	1,669,175	214,656
Fidelity Information Technology Central Fund (g)	2,104,954	292,862
Fidelity Materials Central Fund (g)	481,375	66,127
Fidelity Telecom Services Central Fund (g)	447,906	66,035
Fidelity Utilities Central Fund (g)	556,155	68,262
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $1,543,516)		1,841,533
Fixed-Income Central Funds - 25.1%

Investment Grade Fixed-Income Funds - 20.6%
Fidelity Tactical Income Central Fund (g)	6,946,472	671,586
High Yield Fixed-Income Funds - 4.5%
Fidelity Floating Rate Central Fund (g)	900,452	90,450
Fidelity High Income Central Fund 1 (g)	550,130	55,145
TOTAL HIGH YIELD FIXED-INCOME CENTRAL FUNDS		145,595
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $819,406)		817,181
Common Stocks - 4.7%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	100,100	2,141
Inversiones y Representaciones SA sponsored GDR (a)	40,800	755
Pampa Holding SA (a)	1,723,154	1,544
TOTAL ARGENTINA		4,440
Canada - 1.1%
Abitibi-Consolidated, Inc.	1,148,900	3,354
Aquiline Resources, Inc. (a)	371,700	3,838
Canadian Natural Resources Ltd.	70,400	4,678
Canfor Corp. New (a)	87,100	1,101
Catalyst Paper Corp. (a)	1,667,800	5,308
European Goldfields Ltd. (a)	524,200	2,775
Guyana Goldfields, Inc.	82,200	786
IAMGOLD Corp.	461,700	3,554
Meridian Gold, Inc. (a)	39,800	1,098
NuVista Energy Ltd. (a)	97,000	1,320
ProEx Energy Ltd. (a)	127,600	1,797
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	10,800	$ 111
Saskatchewan Wheat Pool, Inc. (a)(e)	421,200	4,345
Suncor Energy, Inc.	32,300	2,910
TOTAL CANADA		36,975
Cayman Islands - 0.1%
GlobalSantaFe Corp.	49,200	3,555
Czech Republic - 0.1%
Philip Morris CR AS	6,500	3,379
France - 0.1%
Sanofi-Aventis sponsored ADR	86,300	3,475
Germany - 0.2%
E.ON AG	27,300	4,557
Lanxess AG	42,500	2,380
TOTAL GERMANY		6,937
Hong Kong - 0.3%
Hutchison Whampoa Ltd.	808,000	8,024
Japan - 1.2%
Aioi Insurance Co. Ltd.	388,000	2,523
Canon, Inc.	28,000	1,642
Kose Corp.	164,600	4,664
Kubota Corp.	490,000	3,979
Millea Holdings, Inc.	74,201	3,049
Mitsui Sumitomo Insurance Co. Ltd.	197,000	2,530
Nissin Healthcare Food Service Co.	63,300	822
SFCG Co. Ltd.	16,750	2,806
Shinsei Bank Ltd.	953,000	3,853
Takeda Pharamaceutical Co. Ltd.	103,300	6,676
Takefuji Corp.	111,580	3,751
Tokyo Steel Manufacturing Co. Ltd.	53,800	845
TOTAL JAPAN		37,140
Korea (South) - 0.0%
Samwhan Corp.	28,640	1,008
Luxembourg - 0.1%
SES SA FDR unit	139,341	3,017
Netherlands - 0.2%
CNH Global NV	13,800	705
Koninklijke Philips Electronics NV	80,400	3,403
Nutreco Holding NV	50,000	3,664
TOTAL NETHERLANDS		7,772
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.1%
DMCI Holdings, Inc.	5,035,700	$ 1,024
Semirara Mining Corp.	2,186,700	1,372
TOTAL PHILIPPINES		2,396
South Africa - 0.2%
Gold Fields Ltd.	19,600	308
Gold Fields Ltd. sponsored ADR	432,900	6,797
TOTAL SOUTH AFRICA		7,105
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	72,165	3,228
Taiwan - 0.1%
Taiwan Cellular Co. Ltd.	2,308,000	2,837
United Kingdom - 0.1%
Benfield Group PLC	592,000	3,843
United States of America - 0.6%
Bowater, Inc. (d)	164,100	4,094
Deere & Co.	26,400	3,188
Monsanto Co.	24,500	1,655
Synthes, Inc.	39,327	4,729
Virgin Media, Inc.	233,950	5,701
TOTAL UNITED STATES OF AMERICA		19,367
TOTAL COMMON STOCKS (Cost $142,952)		154,498
Money Market Central Funds - 12.9%

Fidelity Cash Central Fund, 5.32% (b)	406,107,777	406,108
Fidelity Money Market Central Fund, 5.43% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	4,223,000	4,223
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $418,387)		418,387
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.58% to 4.93% 7/12/07 to 9/6/07 (f) (Cost $13,733)	$ 13,850	13,737
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	53,200	$ 2,139
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,046)		2,139
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,940,040)		3,247,475
NET OTHER ASSETS - 0.1%		2,407
NET ASSETS - 100%		$ 3,249,882
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,166 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 70,096	$ 1,369
426 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	55,803	875
309 S&P 500 Index Contracts	Sept. 2007	117,065	(755)
357 TOPIX 150 Index Contracts (Japan)	Sept. 2007	52,210	(114)
TOTAL EQUITY INDEX CONTRACTS		$ 295,174	$ 1,375
The face value of futures purchased as a percentage of net assets - 9.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,345,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $13,737,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.
In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,876
Fidelity Consumer Discretionary Central Fund	2,619
Fidelity Consumer Staples Central Fund	2,456
Fidelity Energy Central Fund	1,536
Fidelity Financials Central Fund	6,655
Fidelity Floating Rate Central Fund	5,091
Fidelity Health Care Central Fund	2,306
Fidelity High Income Central Fund 1	4,545
Fidelity Industrials Central Fund	2,549
Fidelity Information Technology Central Fund	704
Fidelity Materials Central Fund	1,047
Fidelity Money Market Central Fund	325
Fidelity Securities Lending Cash Central Fund	92
Fidelity Tactical Income Central Fund	26,856
Fidelity Telecom Services Central Fund	1,058
Fidelity Utilities Central Fund	1,328
Total	$ 71,043
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 211,822	$ -	$ 29,762	$ 205,526	27.6%
Fidelity Consumer Staples Central Fund	153,338	-	21,577	148,678	27.6%
Fidelity Energy Central Fund	165,889	-	29,621	188,333	27.6%
Fidelity Financials Central Fund	412,280	-	61,247	378,273	27.6%
Fidelity Floating Rate Central Fund	90,333	-	-	90,450	3.8%
Fidelity Health Care Central Fund	231,638	-	38,364	212,781	27.6%
Fidelity High Income Central Fund 1	61,509	45,049	53,157	55,145	18.2%
Fidelity Industrials Central Fund	202,364	-	26,832	214,656	27.6%
Fidelity Information Technology Central Fund	283,662	-	42,827	292,862	27.6%
Fidelity Materials Central Fund	56,889	89	8,344	66,127	27.6%
Fidelity Tactical Income Central Fund	706,767	39,980	62,578	671,586	12.4%
Fidelity Telecom Services Central Fund	58,683	-	8,216	66,035	27.6%
Fidelity Utilities Central Fund	67,436	-	12,408	68,262	27.6%
Total	$ 2,702,610	$ 85,118	$ 394,933	$ 2,658,714
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,940,252,000. Net unrealized appreciation aggregated $307,223,000, of which $316,556,000 related to appreciated investment securities and $9,333,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Manager 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

1.805770.103

AAL-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 56.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (e)	141,685	$ 18,030,857
Fidelity Consumer Staples Central Fund (e)	111,849	13,048,286
Fidelity Energy Central Fund (e)	127,372	16,531,572
Fidelity Financials Central Fund (e)	288,439	33,115,659
Fidelity Health Care Central Fund (e)	161,603	18,674,811
Fidelity Industrials Central Fund (e)	146,420	18,829,575
Fidelity Information Technology Central Fund (e)	184,674	25,693,756
Fidelity Materials Central Fund (e)	42,235	5,801,882
Fidelity Telecom Services Central Fund (e)	39,308	5,795,142
Fidelity Utilities Central Fund (e)	48,823	5,992,549
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $134,406,337)		161,514,089
Fixed-Income Central Funds - 24.4%

Investment Grade Fixed-Income Funds - 20.5%
Fidelity Tactical Income Central Fund (e)	611,075	59,078,740
High Yield Fixed-Income Funds - 3.9%
Fidelity Floating Rate Central Fund (e)	65,087	6,537,989
Fidelity High Income Central Fund 1 (e)	47,848	4,796,234
TOTAL HIGH YIELD FIXED-INCOME FUNDS		11,334,223
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $70,601,000)		70,412,963
Common Stocks - 4.7%

Argentina - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	8,200	175,398
Inversiones y Representaciones SA sponsored GDR (a)	3,600	66,600
Pampa Holding SA (a)	138,665	124,224
TOTAL ARGENTINA		366,222
Canada - 1.1%
Abitibi-Consolidated, Inc.	101,100	295,162
Aquiline Resources, Inc. (a)	32,900	339,732
Canadian Natural Resources Ltd.	5,900	392,023
Canfor Corp. New (a)	7,100	89,779
Catalyst Paper Corp. (a)	147,200	468,442
European Goldfields Ltd. (a)	46,400	245,666
Guyana Goldfields, Inc.	7,400	70,718
IAMGOLD Corp.	40,800	314,067
Meridian Gold, Inc. (a)	3,200	88,256
NuVista Energy Ltd. (a)	7,800	106,172
ProEx Energy Ltd. (a)	10,300	145,036
Common Stocks - continued
	Shares	Value
Canada - continued
Saskatchewan Wheat Pool, Inc. (a)	5,800	$ 59,838
Saskatchewan Wheat Pool, Inc. (a)(c)	32,100	331,170
Suncor Energy, Inc.	2,700	243,222
TOTAL CANADA		3,189,283
Cayman Islands - 0.1%
GlobalSantaFe Corp.	4,100	296,225
Czech Republic - 0.1%
Philip Morris CR AS	600	311,941
France - 0.1%
Sanofi-Aventis sponsored ADR	7,600	306,052
Germany - 0.2%
E.ON AG	2,400	400,608
Lanxess AG	3,800	212,814
TOTAL GERMANY		613,422
Hong Kong - 0.3%
Hutchison Whampoa Ltd.	72,000	715,009
Japan - 1.2%
Aioi Insurance Co. Ltd.	35,000	227,631
Canon, Inc.	2,300	134,872
Kose Corp.	14,400	408,055
Kubota Corp.	44,000	357,259
Millea Holdings, Inc.	6,667	273,912
Mitsui Sumitomo Insurance Co. Ltd.	17,000	218,366
Nissin Healthcare Food Service Co.	5,500	71,452
SFCG Co. Ltd.	1,480	247,908
Shinsei Bank Ltd.	85,000	343,699
Takeda Pharamaceutical Co. Ltd.	9,200	594,609
Takefuji Corp.	9,910	333,123
Tokyo Steel Manufacturing Co. Ltd.	4,700	73,805
TOTAL JAPAN		3,284,691
Korea (South) - 0.0%
Samwhan Corp.	2,520	88,651
Luxembourg - 0.1%
SES SA FDR unit	11,675	252,815
Netherlands - 0.2%
CNH Global NV	1,000	51,090
Koninklijke Philips Electronics NV	7,100	300,472
Nutreco Holding NV	4,200	307,804
TOTAL NETHERLANDS		659,366
Common Stocks - continued
	Shares	Value
Philippines - 0.1%
DMCI Holdings, Inc.	399,000	$ 81,147
Semirara Mining Corp.	155,900	97,817
TOTAL PHILIPPINES		178,964
South Africa - 0.2%
Gold Fields Ltd.	800	12,560
Gold Fields Ltd. sponsored ADR	39,400	618,580
TOTAL SOUTH AFRICA		631,140
Switzerland - 0.1%
Actelion Ltd. (Reg.) (a)	6,205	277,589
Taiwan - 0.1%
Taiwan Cellular Co. Ltd.	204,000	250,794
United Kingdom - 0.1%
Benfield Group PLC	51,100	331,699
United States of America - 0.6%
Bowater, Inc.	14,400	359,280
Deere & Co.	2,300	277,702
Monsanto Co.	2,200	148,588
Synthes, Inc.	3,288	395,389
Virgin Media, Inc.	20,700	504,459
TOTAL UNITED STATES OF AMERICA		1,685,418
TOTAL COMMON STOCKS (Cost $12,219,927)		13,439,281
Money Market Central Funds - 14.6%

Fidelity Cash Central Fund, 5.32% (b) (Cost $42,036,588)	42,036,588	42,036,588
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.64% to 4.93% 7/12/07 to 9/6/07 (d) (Cost $1,288,877)	$ 1,300,000	1,289,239
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $180,683)	4,700	$ 188,985
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $260,733,412)		288,881,145
NET OTHER ASSETS - (0.2)%		(485,976)
NET ASSETS - 100%		$ 288,395,169
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
107 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 6,538,343	$ 125,597
39 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	5,198,609	80,118
30 S&P 500 Index Contracts	Sept. 2007	11,365,500	(73,313)
33 TOPIX 150 Index Contracts (Japan)	Sept. 2007	4,756,008	(10,572)
TOTAL EQUITY INDEX CONTRACTS		$ 27,858,460	$ 121,830
The face value of futures purchased as a percentage of net assets - 9.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,170 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,269,411.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.
In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,445,691
Fidelity Consumer Discretionary Central Fund	201,376
Fidelity Consumer Staples Central Fund	192,645
Fidelity Energy Central Fund	120,501
Fidelity Financials Central Fund	523,756
Fidelity Floating Rate Central Fund	367,967
Fidelity Health Care Central Fund	178,775
Fidelity High Income Central Fund 1	353,001
Fidelity Industrials Central Fund	199,145
Fidelity Information Technology Central Fund	54,849
Fidelity Materials Central Fund	80,774
Fidelity Securities Lending Cash Central Fund	2,810
Fidelity Tactical Income Central Fund	2,123,203
Fidelity Telecom Services Central Fund	82,126
Fidelity Utilities Central Fund	104,493
Total	$ 6,031,112
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 15,155,342	$ 1,226,723	$ 59,711	$ 18,030,857	2.4%
Fidelity Consumer Staples Central Fund	10,970,951	829,169	29,951	13,048,286	2.4%
Fidelity Energy Central Fund	11,868,938	952,682	456,166	16,531,572	2.4%
Fidelity Financials Central Fund	29,497,889	1,758,429	20,391	33,115,659	2.4%
Fidelity Floating Rate Central Fund	6,529,528	-	-	6,537,989	0.3%
Fidelity Health Care Central Fund	16,573,171	998,817	396,821	18,674,811	2.4%
Fidelity High Income Central Fund 1	4,634,110	3,503,838	3,463,867	4,796,234	1.6%
Fidelity Industrials Central Fund	14,478,724	1,261,498	-	18,829,575	2.4%
Fidelity Information Technology Central Fund	20,295,446	1,720,764	396,234	25,693,756	2.4%
Fidelity Materials Central Fund	4,070,208	386,005	-	5,801,882	2.4%
Fidelity Tactical Income Central Fund	52,177,801	7,987,764	-	59,078,740	1.1%
Fidelity Telecom Services Central Fund	4,198,709	442,504	61,655	5,795,142	2.4%
Fidelity Utilities Central Fund	4,824,862	330,406	139,385	5,992,549	2.4%
Total	$ 195,275,679	$ 21,398,599	$ 5,024,181	$ 231,927,052
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $260,770,474. Net unrealized appreciation aggregated $28,110,671, of which $29,134,681 related to appreciated investment securities and $1,024,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager® 20%

June 30, 2007

1.803294.103

AMI-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 18.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	400,444	$ 50,960
Fidelity Consumer Staples Central Fund (c)	316,343	36,905
Fidelity Energy Central Fund (c)	359,823	46,701
Fidelity Financials Central Fund (c)	817,890	93,902
Fidelity Health Care Central Fund (c)	456,942	52,804
Fidelity Industrials Central Fund (c)	413,880	53,225
Fidelity Information Technology Central Fund (c)	522,529	72,699
Fidelity Materials Central Fund (c)	119,420	16,405
Fidelity Telecom Services Central Fund (c)	111,124	16,383
Fidelity Utilities Central Fund (c)	138,056	16,945
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $370,268)		456,929
Fixed-Income Central Funds - 52.0%

Investment Grade Fixed-Income Funds - 47.8%
Fidelity Tactical Income Central Fund (c)	12,095,717	1,169,415
High Yield Fixed-Income Funds - 4.2%
Fidelity Floating Rate Central Fund (c)	628,271	63,110
Fidelity High Income Central Fund 1 (c)	402,214	40,318
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,428
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,283,900)		1,272,843
Money Market Central Funds - 25.5%

Fidelity Cash Central Fund, 5.32% (a)	489,073,169	489,073
Fidelity Money Market Central Fund, 5.43% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $624,623)		624,623
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.64% to 4.74% 9/6/07 (b) (Cost $1,239)	$ 1,250	1,239
Cash Equivalents - 3.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 4.21%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $82,417)	$ 82,446	$ 82,417
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,362,447)		2,438,051
NET OTHER ASSETS - 0.4%		9,776
NET ASSETS - 100%		$ 2,447,827
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3 S&P 500 E-Mini Index Contracts	Sept. 2007	$ 227	$ (1)
82 S&P 500 Index Contracts	Sept. 2007	31,066	(201)
TOTAL EQUITY INDEX CONTRACTS		$ 31,293	$ (202)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,210,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$82,417,000 due 7/02/07 at 4.21%
ABN AMRO Bank N.V., New York Branch	$ 3,018
BNP Paribas Securities Corp.	20,803
Bear Stearns & Co., Inc.	8,460
J.P. Morgan Securities, Inc.	5
Lehman Brothers, Inc.	12,066
Merrill Lynch Government Securities, Inc.	27,736
Morgan Stanley & Co., Inc.	10,329
$ 82,417
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18,233
Fidelity Consumer Discretionary Central Fund	613
Fidelity Consumer Staples Central Fund	578
Fidelity Energy Central Fund	363
Fidelity Financials Central Fund	1,572
Fidelity Floating Rate Central Fund	3,552
Fidelity Health Care Central Fund	542
Fidelity High Income Central Fund 1	4,955
Fidelity Industrials Central Fund	600
Fidelity Information Technology Central Fund	166
Fidelity Materials Central Fund	245
Fidelity Money Market Central Fund	5,464
Fidelity Tactical Income Central Fund	38,937
Fidelity Telecom Services Central Fund	248
Fidelity Utilities Central Fund	314
Total	$ 76,382

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 47,952	$ -	$ 2,332	$ 50,960	6.8%
Fidelity Consumer Staples Central Fund	34,712	157	1,879	36,905	6.8%
Fidelity Energy Central Fund	37,554	-	3,203	46,701	6.8%
Fidelity Financials Central Fund	93,331	-	5,423	93,902	6.8%
Fidelity Floating Rate Central Fund	63,028	-	-	63,110	2.6%
Fidelity Health Care Central Fund	52,438	-	4,142	52,804	6.8%
Fidelity High Income Central Fund 1	104,532	-	66,971	40,318	13.3%
Fidelity Industrials Central Fund	45,811	305	2,096	53,225	6.8%
Fidelity Information Technology Central Fund	64,215	856	4,590	72,699	6.8%
Fidelity Materials Central Fund	12,878	45	597	16,405	6.8%
Fidelity Tactical Income Central Fund	944,066	244,882	-	1,169,415	21.3%
Fidelity Telecom Services Central Fund	13,285	358	915	16,383	6.8%
Fidelity Utilities Central Fund	15,266	-	1,348	16,945	6.8%
Total	$ 1,529,068	$ 246,603	$ 93,496	$ 1,729,772
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,362,447,000. Net unrealized appreciation aggregated $75,604,000, of which $89,450,000 related to appreciated investment securities and $13,846,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 20%

1.851906.100

AAM20-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 18.7%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (c)	400,444	$ 50,960
Fidelity Consumer Staples Central Fund (c)	316,343	36,905
Fidelity Energy Central Fund (c)	359,823	46,701
Fidelity Financials Central Fund (c)	817,890	93,902
Fidelity Health Care Central Fund (c)	456,942	52,804
Fidelity Industrials Central Fund (c)	413,880	53,225
Fidelity Information Technology Central Fund (c)	522,529	72,699
Fidelity Materials Central Fund (c)	119,420	16,405
Fidelity Telecom Services Central Fund (c)	111,124	16,383
Fidelity Utilities Central Fund (c)	138,056	16,945
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $370,268)		456,929
Fixed-Income Central Funds - 52.0%

Investment Grade Fixed-Income Funds - 47.8%
Fidelity Tactical Income Central Fund (c)	12,095,717	1,169,415
High Yield Fixed-Income Funds - 4.2%
Fidelity Floating Rate Central Fund (c)	628,271	63,110
Fidelity High Income Central Fund 1 (c)	402,214	40,318
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,428
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,283,900)		1,272,843
Money Market Central Funds - 25.5%

Fidelity Cash Central Fund, 5.32% (a)	489,073,169	489,073
Fidelity Money Market Central Fund, 5.43% (a)	135,550,134	135,550
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $624,623)		624,623
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.64% to 4.74% 9/6/07 (b) (Cost $1,239)	$ 1,250	1,239
Cash Equivalents - 3.4%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 4.21%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $82,417)	$ 82,446	$ 82,417
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,362,447)		2,438,051
NET OTHER ASSETS - 0.4%		9,776
NET ASSETS - 100%		$ 2,447,827
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
3 S&P 500 E-Mini Index Contracts	Sept. 2007	$ 227	$ (1)
82 S&P 500 Index Contracts	Sept. 2007	31,066	(201)
TOTAL EQUITY INDEX CONTRACTS		$ 31,293	$ (202)

The face value of futures purchased as a percentage of net assets - 1.3%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,210,000.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$82,417,000 due 7/02/07 at 4.21%
ABN AMRO Bank N.V., New York Branch	$ 3,018
BNP Paribas Securities Corp.	20,803
Bear Stearns & Co., Inc.	8,460
J.P. Morgan Securities, Inc.	5
Lehman Brothers, Inc.	12,066
Merrill Lynch Government Securities, Inc.	27,736
Morgan Stanley & Co., Inc.	10,329
$ 82,417
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18,233
Fidelity Consumer Discretionary Central Fund	613
Fidelity Consumer Staples Central Fund	578
Fidelity Energy Central Fund	363
Fidelity Financials Central Fund	1,572
Fidelity Floating Rate Central Fund	3,552
Fidelity Health Care Central Fund	542
Fidelity High Income Central Fund 1	4,955
Fidelity Industrials Central Fund	600
Fidelity Information Technology Central Fund	166
Fidelity Materials Central Fund	245
Fidelity Money Market Central Fund	5,464
Fidelity Tactical Income Central Fund	38,937
Fidelity Telecom Services Central Fund	248
Fidelity Utilities Central Fund	314
Total	$ 76,382

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 47,952	$ -	$ 2,332	$ 50,960	6.8%
Fidelity Consumer Staples Central Fund	34,712	157	1,879	36,905	6.8%
Fidelity Energy Central Fund	37,554	-	3,203	46,701	6.8%
Fidelity Financials Central Fund	93,331	-	5,423	93,902	6.8%
Fidelity Floating Rate Central Fund	63,028	-	-	63,110	2.6%
Fidelity Health Care Central Fund	52,438	-	4,142	52,804	6.8%
Fidelity High Income Central Fund 1	104,532	-	66,971	40,318	13.3%
Fidelity Industrials Central Fund	45,811	305	2,096	53,225	6.8%
Fidelity Information Technology Central Fund	64,215	856	4,590	72,699	6.8%
Fidelity Materials Central Fund	12,878	45	597	16,405	6.8%
Fidelity Tactical Income Central Fund	944,066	244,882	-	1,169,415	21.3%
Fidelity Telecom Services Central Fund	13,285	358	915	16,383	6.8%
Fidelity Utilities Central Fund	15,266	-	1,348	16,945	6.8%
Total	$ 1,529,068	$ 246,603	$ 93,496	$ 1,729,772
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,362,447,000. Net unrealized appreciation aggregated $75,604,000, of which $89,450,000 related to appreciated investment securities and $13,846,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007